Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Remaining Payments	The remaining payments for these services are as follows:

2022	$7,070
2023	20,393
2024	8,000
2025	8,000
2026	103,839
Total	$147,302

Schedule of Future Minimum Lease Payments	Future minimum lease payments as of December 31, 2021 are as follows (in thousands):

2022	975
2023	920
2024	948
2025	1,029
2026	529
Total minimum lease payments	$4,401